Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders		¥ (488,492)	¥ (791,150)	¥ (429,592)
Denominator:
Weighted average ordinary shares used in computing basic loss per share	[1]	65,141,759	50,074,152	43,359,150
Weighted average ordinary shares used in computing diluted loss per share	[2]
Basic net loss per share		¥ (7.50)	¥ (15.80)	¥ (9.91)
Diluted net loss per share		¥ (7.50)	¥ (15.80)	¥ (9.91)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)
[2]	The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.